SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SHARE CAPITAL [Text Block]
7.	SHARE CAPITAL

The Company is authorized to issue an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

On November 9, 2016, the Company completed an agreement with Cariboo Rose Resources Ltd. (“Cariboo Rose”) whereby Cariboo Rose exercised its option to acquire the 55 mineral claims known as the Casino B Claims. As part of the same agreement, Western re-purchased nine of the Casino B Claims in exchange for 500,000 common shares of the Company. The common shares had a market value of $580,000 on the closing date of the transaction.